Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair value of derivative instruments
Notional amount	SFr 33,402.5	SFr 28,767.5
Positive replacement value (PRV)	143.8	148.4
Negative replacement value (NRV)	SFr 146.3	151.9
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 33,339.7	28,705.3
Positive replacement value (PRV)	143.6	148.2
Negative replacement value (NRV)	146.1	151.5
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	29,697.1	24,898.6
Positive replacement value (PRV)	76.3	87.0
Negative replacement value (NRV)	71.6	82.1
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	10,168.2	8,509.3
Positive replacement value (PRV)	2.4	1.2
Negative replacement value (NRV)	2.5	1.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	14,920.1	13,047.8
Positive replacement value (PRV)	53.0	60.4
Negative replacement value (NRV)	49.0	56.6
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,584.0	2,374.5
Positive replacement value (PRV)	20.6	25.2
Negative replacement value (NRV)	19.7	24.0
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	788.1	547.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,236.7	419.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.4	0.3
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,270.7	2,402.2
Positive replacement value (PRV)	37.0	30.5
Negative replacement value (NRV)	41.3	35.8
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,289.5	1,387.9
Positive replacement value (PRV)	13.4	10.7
Negative replacement value (NRV)	14.0	11.1
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	526.9	581.1
Positive replacement value (PRV)	17.8	15.2
Negative replacement value (NRV)	21.2	19.9
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	439.8	414.8
Positive replacement value (PRV)	5.8	4.6
Negative replacement value (NRV)	6.0	4.8
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.3	13.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.2	5.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	462.6	524.9
Positive replacement value (PRV)	6.7	7.7
Negative replacement value (NRV)	8.1	8.9
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	862.6	826.9
Positive replacement value (PRV)	22.2	21.4
Negative replacement value (NRV)	24.0	23.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	2.3	0.9
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	187.7	198.7
Positive replacement value (PRV)	4.1	3.8
Negative replacement value (NRV)	4.6	4.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	224.0	221.3
Positive replacement value (PRV)	8.0	8.3
Negative replacement value (NRV)	7.3	7.9
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	37.9	32.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	410.7	373.2
Positive replacement value (PRV)	10.0	9.3
Negative replacement value (NRV)	12.0	10.3
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	46.7	52.7
Positive replacement value (PRV)	1.4	1.6
Negative replacement value (NRV)	1.1	1.5
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.0	7.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	18.7	17.9
Positive replacement value (PRV)	1.3	1.5
Negative replacement value (NRV)	1.0	1.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.2	10.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.0
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	12.5	15.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.3	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	62.8	62.2
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.2	0.4
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	49.5	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	49.5	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.3	15.4
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.2
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.6	13.3
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.2
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.7	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	33,403.7	28,769.4
Positive replacement value (PRV)	143.9	148.7
Negative replacement value (NRV)	SFr 146.4	152.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 33,340.9	28,707.2
Positive replacement value (PRV)	143.7	148.5
Negative replacement value (NRV)	146.2	151.8
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	29,698.1	24,899.6
Positive replacement value (PRV)	76.3	87.0
Negative replacement value (NRV)	71.6	81.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	10,168.2	8,509.3
Positive replacement value (PRV)	2.4	1.2
Negative replacement value (NRV)	2.5	1.2
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	14,921.1	13,048.8
Positive replacement value (PRV)	53.0	60.4
Negative replacement value (NRV)	49.0	56.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,584.0	2,374.5
Positive replacement value (PRV)	20.6	25.2
Negative replacement value (NRV)	19.7	24.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	788.1	547.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,236.7	419.2
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.4	0.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,270.7	2,402.2
Positive replacement value (PRV)	37.0	30.5
Negative replacement value (NRV)	41.3	35.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,289.5	1,387.9
Positive replacement value (PRV)	13.4	10.7
Negative replacement value (NRV)	14.0	11.1
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	526.9	581.1
Positive replacement value (PRV)	17.8	15.2
Negative replacement value (NRV)	21.2	19.9
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	439.8	414.8
Positive replacement value (PRV)	5.8	4.6
Negative replacement value (NRV)	6.0	4.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.3	13.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.2	5.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	462.6	524.9
Positive replacement value (PRV)	6.7	7.7
Negative replacement value (NRV)	8.1	8.9
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	862.8	827.8
Positive replacement value (PRV)	22.3	21.7
Negative replacement value (NRV)	24.1	23.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	2.3	0.9
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	187.7	199.1
Positive replacement value (PRV)	4.1	3.8
Negative replacement value (NRV)	4.6	4.9
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	224.2	221.8
Positive replacement value (PRV)	8.1	8.6
Negative replacement value (NRV)	7.4	8.5
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	37.9	32.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	410.7	373.2
Positive replacement value (PRV)	10.0	9.3
Negative replacement value (NRV)	12.0	10.3
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	46.7	52.7
Positive replacement value (PRV)	1.4	1.6
Negative replacement value (NRV)	1.1	1.5
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.0	7.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	18.7	17.9
Positive replacement value (PRV)	1.3	1.5
Negative replacement value (NRV)	1.0	1.4
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.2	10.1
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.0
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	12.5	15.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.3	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	62.8	62.2
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.2	0.4
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	49.5	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	49.5	46.8
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.2	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	13.3	15.4
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.2
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.6	13.3
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.2
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.7	2.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0